Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

December 31, 2025

EIN: 48-1024367

Plan No: 001

	(b)	(c)	(e)
(a)	Identity of issuer or borrower	Description of investment	Current Value
	Fidelity	Small Cap Index Fund	$75,040
	Fidelity	Mid Cap Index Fund	18,131
	PRIMECAP Odyssey	Aggressive Growth Fund	198,079
	Fidelity	500 Index Fund	524,217
	John Hancock Funds	Disciplined Value Fund Class R6	348,228
	JPMorgan	Large Cap Growth Fund Class R6	74,312
	Putnam	Small Cap Growth Fund Class R6	138,007
	Allspring	Special Mid Cap Value Fund - Class R6	17,379
	GQG Partners	Emerging Markets Equity Fund R6 Shares	6,823
	Fidelity	International Index Fund	171,550
	Fidelity	Total International Index Fund	5,173
	JPMorgan	SmartRetirement Income R6 Fund	116,581
	JPMorgan	JPMorgan SmartRetirement 2060 R6 Fund	190,057
	JPMorgan	JPMorgan SmartRetirement 2055 R6 Fund	353,495
	JPMorgan	JPMorgan SmartRetirement 2050 R6 Fund	637,051
	JPMorgan	JPMorgan SmartRetirement 2045 R6 Fund	782,892
	JPMorgan	JPMorgan SmartRetirement 2040 R6 Fund	626,464
	JPMorgan	JPMorgan SmartRetirement 2035 R6 Fund	419,151
	JPMorgan	JPMorgan SmartRetirement 2030 R6 Fund	73,438
	JPMorgan	JPMorgan SmartRetirement 2025 R6 Fund	95,956
	Fidelity	US Bond Index Fund	6,242
	JPMorgan US Government Funds	Money Market Fund	1,818
	JPMorgan	Core Plus Bond Fund Class R6	202,777
*	Upbound Group, Inc.	Common Stock	158,210
	Galliard	Stable Return Fund E	450,900
	Total investments		5,691,971
*	Participant Loans	Notes receivable from participants, interest rates at 3.25% minimum, 8.5% maximum and maturing from 2026 to 2030	589,983
	Total, at fair value		$6,281,954

* Represents a party-in-interest.

Note: Cost has been omitted as investments are all participant-directed and the cost basis for participant loans was zero.

See accompanying report of independent registered public accounting firm.